COMMITMENTS AND CONTINGENCIES Other commitments (Details) - Electronic components inventory [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other commitments
Purchase Commitment, Remaining Minimum Amount Committed	$ 105,523	$ 87,631
Inventory, Raw Materials and Supplies, Gross	$ 9,264	$ 18,390